Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	R$ (4,213,208)	R$ (10,834,709)	R$ (2,403,086)
Reconciliation of non-cash items:
Depreciation and amortization	1,544,333	1,805,553	1,622,352
Results from impairment of onerous assets and liabilities	(1,075,682)	(757,554)	2,897,333
Unrealized derivative results	(864,184)	2,207,470	(367,753)
Share-based payment	17,180	22,910	17,239
Foreign currency exchange, net	1,431,508	4,040,945	448,901
Interest income (expenses) on assets and liabilities	3,418,852	2,166,133	1,082,256
Related parties	0	687,531	(3,241)
Deferred income tax and social contribution	0	(242,516)	(135,407)
Provisions	646,606	701,322	77,231
Sale and leaseback	(22,736)	(16,224)	0
Result from modification of lease contracts	(24,323)	(902,888)	0
Gain or loss from sale and/or disposal of property and equipment and intangible assets	832	621,415	106,914
Adjusted net loss (profit)	859,178	(500,612)	3,342,739
Changes in operating assets and liabilities
Accounts receivable	(270,334)	341,759	(98,803)
Aircraft sublease receivables	65,032	69,336	66,899
Inventories	(159,118)	(44,587)	(78,511)
Security deposits and maintenance reserves	(421,612)	(173,778)	(57,848)
Prepaid expenses	(364,107)	(25,089)	(24,483)
Taxes recoverable	26,009	251,962	(15,718)
Advances to suppliers	(120,266)	7,239	(23,908)
Other assets	79,201	265,479	(79,325)
Rights and obligations with derivatives	(24,520)	(257,021)	(2,412)
Accounts payable	1,078,643	993,546	83,593
Accounts payable – supplier finance	(1,356,689)	(249,727)	86,949
Reimbursement to customers	(63,507)	212,542	4,043
Salaries, wages and benefits	185,692	40,093	113,563
Insurance premiums payable	40,669	2,489	14,939
Taxes payable	66,719	4,212	(8,417)
Government installment payment program	(7,399)	(9,749)	27,326
Air traffic liability	574,944	394,618	421,802
Provision	(395,361)	(116,393)	(93,718)
Airport fees	80,788	38,046	9,304
Other liabilities	439,957	212,463	(121,882)
Interest paid	(624,535)	(480,294)	(969,061)
Income tax and social contribution paid	0	(304)	(2,434)
Total changes in operating assets and liabilities	(1,169,794)	1,476,842	(748,102)
Total changes in operating assets and liabilities	(310,616)	976,230	2,594,637
Short-term investments
Acquisition of short-term investments	(98,788)	(1,471,743)	(1,451,616)
Redemption of short-term investments	189,470	1,513,613	1,816,862
Long-term investments
Loans granted to third parties	0	0	51,028
Payment for acquisition of subsidiary	(20,000)	(38,713)	0
Proceeds from sale of property and equipment	0	45,670	59,381
Acquisition of intangible assets	(152,542)	(109,587)	(132,454)
Acquisition of property and equipment	(624,286)	(343,073)	(1,427,965)
Net cash provided by (used in) investing activities	(706,146)	(403,833)	(1,186,820)
Loans and financing
Proceeds	3,071,274	1,936,223	592,312
Repayment	(390,985)	(192,408)	(174,304)
Payment of debt issuance costs	(75,645)	0	0
Lease payment	(1,799,815)	(834,086)	(1,372,701)
Proceeds from sale and leaseback	21,256	0	16,276
Advance for future capital increase	24,004	0	0
Capital increase	0	23,777	37,767
Treasury shares	(16,198)	0	(12,853)
Net cash provided by (used in) financing activities	833,891	933,506	(913,503)
Exchange rate changes on cash and cash equivalents	191,855	(88,968)	(15,570)
Net increase (decrease) in cash and cash equivalents	8,984	1,416,935	478,744
Cash and cash equivalents at the beginning of the year	3,064,815	1,647,880	1,169,136
Cash and cash equivalents at the end of the year	R$ 3,073,799	R$ 3,064,815	R$ 1,647,880